UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-PX
ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09223
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Pioneer Strategic Income Fund
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(Exact name of registrant as specified in charter)

60 State Street Boston, MA  02109
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(Address of principal executive offices)

Terrence J. Cullen
60 State Street
Boston, MA  02109
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(Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  September 30

Date of reporting period:  July 1, 2017 to June 30, 2018

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Pioneer Strategic Income Fund

By (Signature and Title) /s/ Lisa Jones
                         -------------------------
                         Lisa Jones, Chief Executive Officer
                         & President

Date: August 15, 2018

======================== Pioneer Strategic Income Fund =========================

ALPHA NATURAL RESOURCES HOLDINGS, INC

Ticker:       ALHA           Security ID:  02077Y109
Meeting Date: FEB 15, 2018   Meeting Type: Annual
Record Date:  DEC 28, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Reclassify Each Share of the Company's  For       For          Management
      Series A Preferred Stock, Series B
      Preferred Stock, and Common Stock Into
      Shares of Common Stock
2     Approve the Additional ANRH Charter     For       For          Management
      Amendment
3.1   Elect Director David J. Stetson         For       Withhold     Management
3.2   Elect Director Daniel J. Geiger         For       For          Management
3.3   Elect Director John E. Lushefski        For       Withhold     Management
3.4   Elect Director Harvey L. Tepner         For       Withhold     Management
4     Adjourn Meeting                         For       For          Management

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ANR, INC.

Ticker:       ANNNC          Security ID:  03634H100
Meeting Date: FEB 15, 2018   Meeting Type: Annual
Record Date:  DEC 28, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve the Reclassification of Shares  For       For          Management
2     Approve the Additional ANR Charter      For       For          Management
      Amendment
3.1   Elect Director David J. Stetson         For       Withhold     Management
3.2   Elect Director Daniel J. Geiger         For       For          Management
3.3   Elect Director John E. Lushefski        For       Withhold     Management
3.4   Elect Director Harvey L. Tepner         For       Withhold     Management
4     Adjourn Meeting                         For       For          Management

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CONTURA ENERGY, INC.

Ticker:       CNTE           Security ID:  21241B100
Meeting Date: MAY 01, 2018   Meeting Type: Annual
Record Date:  MAR 09, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Kevin S. Crutchfield     For       Withhold     Management
1.2   Elect Director Albert E. Ferrara, Jr.   For       Withhold     Management
1.3   Elect Director Anthony J. Orlando       For       Withhold     Management
1.4   Elect Director Neale X. Trangucci       For       Withhold     Management
1.5   Elect Director Michael J. Ward          For       For          Management

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DESARROLLADORA HOMEX S.A.B. DE C.V.

Ticker:       HOMEX *        Security ID:  P35054132
Meeting Date: SEP 29, 2017   Meeting Type: Special
Record Date:  SEP 18, 2017

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Present Report on Operations and        For       For          Management
      Operational Projects of the Company
      and its Subsidiaries
1.2   Present Report on Business Plan of the  For       For          Management
      Company
2     Approve Cancellation of Treasury        For       For          Management
      Shares Related to Conversion of
      Obligations
3.1   Authorize Increase in Variable Portion  For       Against      Management
      of Capital via Capitalization of
      Liabilities
3.2   Authorize Increase in Variable Portion  For       Against      Management
      of Capital via Injection of Capital
4     Elect or Ratify Directors and Chairmen  For       For          Management
      of Committees
5     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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DESARROLLADORA HOMEX S.A.B. DE C.V.

Ticker:       HOMEX *        Security ID:  P35054132
Meeting Date: FEB 12, 2018   Meeting Type: Special
Record Date:  JAN 29, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Present Report on Implementation of     For       For          Management
      Approved Capital Increase by General
      Meeting on Sep. 29, 2017
2     Elect or Ratify Members and Chairman    For       Against      Management
      of the Board
3     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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DESARROLLADORA HOMEX S.A.B. DE C.V.

Ticker:       HOMEX *        Security ID:  P35054132
Meeting Date: APR 26, 2018   Meeting Type: Annual
Record Date:  APR 13, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Approve Individual and Consolidated     For       Against      Management
      Financial Statements and Statutory
      Reports
2     Approve Allocation of Income            For       For          Management
3     Present Report on Share Repurchase      For       For          Management
      Reserve
4     Approve Report of Audit Committee and   For       For          Management
      Corporate Practices and Compensation
      Committee
5     Approve Cancellation of Treasury Shares For       For          Management
6     Determine Integration of Share          For       Against      Management
      Capital; Approve Reverse Stock Split
7     Receive Report on Integration of Share  For       For          Management
      Capital in Connection with Previous
      Items 5 and 6
8     Elect or Ratify Directors, Chairman,    For       Against      Management
      Secretary of Board, Chairmen and
      Members of Audit Committee and
      Corporate Practices and Compensation
      Committee; Approve Their Remuneration;
      Verify Independence Classification of
      Directors
9     Authorize Board to Ratify and Execute   For       For          Management
      Approved Resolutions

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FRONTERA ENERGY CORPORATION

Ticker:       FEC            Security ID:  35905B107
Meeting Date: MAY 31, 2018   Meeting Type: Annual/Special
Record Date:  APR 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Fix Number of Directors at Six          For       For          Management
2.1   Elect Director Luis Fernando Alarcon    For       For          Management
2.2   Elect Director W. Ellis Armstrong       For       For          Management
2.3   Elect Director Gabriel de Alba          For       For          Management
2.4   Elect Director Raymond Bromark          For       For          Management
2.5   Elect Director Russell Ford             For       For          Management
2.6   Elect Director Camilo Marulanda         For       For          Management
3     Approve Ernst & Young LLP as Auditors   For       For          Management
      and Authorize Board to Fix Their
      Remuneration
4     Approve Stock Split                     For       For          Management

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SILVERBOW RESOURCES, INC.

Ticker:       SBOW           Security ID:  82836G102
Meeting Date: MAY 15, 2018   Meeting Type: Annual
Record Date:  MAR 20, 2018

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Gabriel L. Ellisor       For       Withhold     Management
1.2   Elect Director Charles W. Wampler       For       Withhold     Management
2     Ratify BDO USA, LLP as Auditors         For       For          Management
3     Advisory Vote to Ratify Named           For       For          Management
      Executive Officers' Compensation

========== END NPX REPORT